Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended											0 Months Ended			12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena	Dec. 31, 2013 Ocean Rigs Mylos and Ocean Rig Skyros	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Mylos	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Skyros	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Athena	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Mylos	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Skyros	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Athena	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Mylos	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Skyros	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Athena	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 term loans	Jul. 12, 2013 Tranche B2 term loans	Dec. 31, 2013 Eksportkreditt GIEK Facilities and Kexim Facilities	Dec. 31, 2013 Nordea Finland Plc	Dec. 31, 2013 Deutsche Bank Luxembourg SA facility 1	Dec. 31, 2013 Deutsche Bank Luxembourg SA facility 2	Dec. 31, 2013 Deutsche Bank Luxembourg SA facility 1 and facility 2	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Jul. 12, 2013 Term loans	Dec. 31, 2013 Existing bank loans
Debt Instrument [Line Items]
Debt Instrument - face amount				$ 1,350,000	$ 900,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000					$ 800,000	$ 495,000	$ 495,000
Debt Instrument - variable rate basis				LIBOR
Long-term debt bearing with fixed interest	1,895,250
Line of Credit Facility, Maximum Borrowing Capacity															1,800,000	975,000	825,000						100,000
Maturity Date Of Loan															Q1 2021
Long-term Debt	3,993,236	2,853,410																	666,668			852,500			1,519,168
Amortization And Write Off Of Financing Costs	38,797	12,944	17,778																					23,300
Restricted cash																								131,600
Payment of loan origination fee	$ 78,427	$ 19,679	$ 47,800															$ 22,400